Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Executive GVUL

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

GVULSUP140

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to the AICPA Group Contract Prospectus
(For Certificates effective on or before 12/31/2008)

dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

AICPASUP105

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to the AICPA Group Contract Prospectus
(For Certificates effective on or after 1/1/2009)

dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

AICPA2SUP105

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

CBS Corporation

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

GVULSUP138

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Executive Group Plans

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

GVULSUP139

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Ingersoll Rand

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

GVULSUP141

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

JP Morgan Chase & Company

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

GVULSUP142

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

KPMG LLP Retirees and Terminated Partners Prior to 11/5/2003

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

GVULSUP143

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Mayo Paid Life
(A group Variable Universal Life Policy issued to Mayo Clinic)

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

GVULSUP144

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

The New Jersey Judicial Retirement System (JRS)

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

GVULSUP145

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Sears Holdings Corporation

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

GVULSUP146

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Sinclair Services

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

GVULSUP147

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Towers Watson Pennsylvania

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

GVULSUP148

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 23, 2016
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Yellow Roadway

Effective September 12, 2016, the PSF Money Market Portfolio will become the PSF Government Money Market Portfolio.  The investment objective of the portfolio will remain unchanged.  The investment objective is to seek maximum current income consistent with the stability of capital and the maintenance of liquidity. Prudential Investments LLC remains the investment manager. Prudential Fixed Income is now the Sub-Adviser.

On the effective date all references to PSF Money Market Portfolio are hereby deleted and replaced with PSF Government Money Market Portfolio.

GVULSUP149